Revenue Recognition (Details) - Schedule of contract liabilities from contracts with customers - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Contract Liabilities From Contracts With Customers Abstract
Contract liabilities, current	$ 121,645	$ 122,983
Contract liabilities, non-current	$ 35,476	$ 36,426